UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10389

Tax-Managed International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio                                                                             as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Airlines — 1.0%
Air France-KLM	62,000	$2,787,753
		$2,787,753
Automobiles — 2.9%
Honda Motor Co., Ltd.	106,000	$4,156,201
Toyota Motor Corp.	60,000	3,940,163
		$8,096,364
Beverages — 4.4%
Coca-Cola Icecek Uretim AS (1)	30,000	$225,292
Diageo PLC	150,000	2,916,729
Fomento Economico Mexicano SA de CV ADR	44,000	5,283,080
Heineken Holding NV	28,000	1,208,564
InBev NV	37,400	2,405,144
		$12,038,809
Capital Markets — 2.8%
Deutsche Bank AG	17,000	$2,414,170
UBS AG	84,000	5,262,812
		$7,676,982
Chemicals — 0.7%
BASF AG	20,000	$1,927,663
		$1,927,663
Commercial Banks — 18.7%
Anglo Irish Bank Corp. PLC	77,400	$1,567,758
Australia and New Zealand Banking Group, Ltd.	138,500	3,134,973
Banco Bilbao Vizcaya Argentaria SA	116,700	2,908,986
Banco Santander Central Hispano SA	300,000	5,687,693
Bank of Ireland	120,000	2,683,168
Barclays PLC	460,000	6,686,678
BNP Paribas SA	26,500	2,959,047
Commerzbank AG	70,000	2,962,013
Danske Bank A/S	52,700	2,420,302
DBS Group Holdings, Ltd.	300,000	4,304,317
Grupo Financiero Banorte SA de C.V.	500,000	1,982,655
HBOS PLC	50,000	1,090,185
HSBC Holdings PLC	171,780	3,118,345
Mitsubishi UFJ Financial Group, Inc.	350	4,237,044
Societe Generale	12,300	2,176,903
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	965,695
Woori Finance Holdings Co., Ltd. ADR (1)	34,145	2,422,929
		$51,308,691

Communications Equipment — 0.7%
Nokia Oyj	90,000	$1,984,682
		$1,984,682
Construction & Engineering — 1.0%
Vinci SA	19,000	$2,619,932
		$2,619,932
Consumer Finance — 1.6%
Orix Corp.	15,300	$4,405,362
		$4,405,362
Diversified Financial Services — 2.6%
Fortis	35,000	$1,470,038
ING Groep NV	130,439	5,713,668
		$7,183,706
Diversified Telecommunication Services — 6.2%
BT Group PLC	1,130,000	$6,805,550
Koninklijke KPN NV	325,000	4,683,448
Philippine Long Distance Telephone Co. ADR	60,300	3,172,986
TeliaSonera AB	300,000	2,408,147
		$17,070,131
Electric Utilities — 7.3%
British Energy Group PLC (1)	100,000	$858,803
E. ON AG	19,340	2,631,140
E. ON AG ADR	51,350	2,330,776
Endesa SA	120,000	6,022,166
Enel SPA	380,000	4,018,933
Scottish and Southern Energy PLC	145,000	4,260,318
		$20,122,136
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	27,000	$1,343,456
		$1,343,456
Energy Equipment & Services — 3.2%
Acergy SA (1)	300,000	$5,843,287
Tenaris SA ADR	60,000	2,848,200
		$8,691,487
Food & Staples Retailing — 2.1%
AEON Co., Ltd.	140,000	$3,043,044
Controladora Comercial Mexicana SA de C.V.	1,000,000	2,717,207
		$5,760,251
Food Products — 2.0%
Nestle SA	15,000	$5,493,242
		$5,493,242

Gas Utilities — 0.4%
Samchully Co., Ltd.	9,000	$1,200,702
		$1,200,702
Health Care Equipment & Supplies — 0.8%
Synthes, Inc.	18,000	$2,263,772
		$2,263,772
Household Durables — 0.8%
Sekisui House, Ltd. ADR	160,000	$2,238,096
		$2,238,096
Industrial Conglomerates — 1.6%
Keppel Corp., Ltd.	371,000	$4,343,573
		$4,343,573
Insurance — 4.1%
Aviva PLC	111,700	$1,800,417
AXA SA	145,900	6,168,648
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,319,670
		$11,288,735
Machinery — 3.5%
AB SKF ADR	50,000	$983,130
Komatsu, Ltd.	250,000	5,294,722
Minebea Co., Ltd.	200,000	1,326,303
Vallourec SA	8,000	2,080,823
		$9,684,978
Marine — 0.6%
Cosco Corp., Ltd.	1,000,000	$1,767,359
		$1,767,359
Metals & Mining — 5.4%
Anglo American PLC ADR	120,000	$2,802,000
BHP Billiton, Ltd.	100,000	2,043,011
Companhia Vale do Rio Doce ADR	110,000	3,160,300
Rio Tinto, Ltd.	82,500	4,952,963
Teck Cominco, Ltd., Class B	27,000	1,984,514
		$14,942,788
Multi-Utilities — 2.2%
RWE AG	58,000	$6,055,161
		$6,055,161
Office Electronics — 2.1%
Canon, Inc.	111,250	$5,857,384
		$5,857,384

Oil, Gas & Consumable Fuels — 6.3%
BMB Munai, Inc. (1)	100,000	$500,000
ENI SPA	75,000	2,410,060
Norsk Hydro ASA	75,000	2,434,293
Petroleo Brasileiro SA ADR	45,000	3,991,500
Royal Dutch Shell PLC, Class B	40,858	1,367,782
Total SA	96,000	6,505,735
		$17,209,370
Pharmaceuticals — 4.3%
Eisai Co., Ltd.	20,000	$1,025,779
Novartis AG	71,000	4,080,050
Roche Holding AG	30,500	5,725,539
Takeda Pharmaceutical Co., Ltd.	13,000	848,444
		$11,679,812
Real Estate Management & Development — 0.7%
Sun Hung Kai Properties, Ltd.	155,000	$1,882,120
		$1,882,120
Road & Rail — 1.5%
Canadian Pacific Railway, Ltd.	61,000	$3,330,608
West Japan Railway Co.	200	891,107
		$4,221,715
Semiconductors & Semiconductor Equipment — 0.4%
Samsung Electronics Co., Ltd.	1,570	$972,231
		$972,231
Software — 0.6%
UbiSoft Entertainment SA (1)	40,000	$1,606,112
		$1,606,112
Tobacco — 2.3%
British American Tobacco PLC	85,000	$2,578,289
Japan Tobacco, Inc.	750	3,594,035
		$6,172,324
Trading Companies & Distributors — 1.5%
Mitsubishi Corp.	200,000	$4,055,707
		$4,055,707
Wireless Telecommunication Services — 0.9%
China Mobile, Ltd. ADR	55,000	$2,538,250
		$2,538,250
Total Common Stocks (identified cost $172,710,921)		$268,490,836

Short-Term Investments — 2.5%

	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73%, (2)	7,008	$7,008,251
Total Short-Term Investments (at amortized cost, $7,008,251)		$7,008,251
Total Investments — 100.2% (identified cost $179,719,172)		$275,499,087
Other Assets, Less Liabilities — (0.2)%		$(597,966)
Net Assets — 100.0%		$274,901,121

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Japan	17.2%	$47,222,541
United Kingdom	12.5	34,285,097
France	9.8	26,904,954
Switzerland	8.3	22,825,414
Germany	7.9	21,640,594
Spain	5.3	14,618,844
Netherlands	4.2	11,605,681
Singapore	3.8	10,415,249
Australia	3.7	10,130,947
Mexico	3.6	9,982,942
Norway	3.0	8,277,579
Brazil	2.6	7,151,800
Italy	2.3	6,428,993
Canada	1.9	5,315,122
Republic of Korea	1.7	4,595,862
Ireland	1.6	4,250,926
Belgium	1.4	3,875,182
Sweden	1.2	3,391,277
Philippines	1.2	3,172,986
Argentina	1.0	2,848,200
Denmark	0.9	2,420,302
China	0.9	2,538,250
Hong Kong	0.7	1,882,120
Finland	0.7	1,984,682
Kazakhstan	0.2	500,000
Turkey	0.1	225,292
Total Common Stocks	97.7%	$268,490,836
Short-Term Investments	2.5%	$7,008,251

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$181,481,153
Gross unrealized appreciation	$94,244,193
Gross unrealized depreciation	(226,259)
Net unrealized appreciation	$94,017,934

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 22, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	March 22, 2007